Note 4 - Stockholders' Equity - Summary of Restricted Stock Unit Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Outstanding (in shares)	56,281	11,235
Outstanding, Weighted Average Grant Date Fair Value (in dollars per share)	$ 3.24	$ 11.77
Granted (in shares)		45,046
Granted, Weighted Average Grant Date Fair Value (in dollars per share)		$ 1.11
Exercised and converted to common shares (in shares)	0	0
Exercised and converted to common shares, Weighted Average Grant Date Fair Value (in dollars per share)
Forfeited (in shares)
Forfeited, Weighted Average Grant Date Fair Value (in dollars per share)
Outstanding (in shares)		56,281
Outstanding, Weighted Average Grant Date Fair Value (in dollars per share)		$ 3.24
Exercisable (in shares)		33,759
Exercisable, Weighted Average Grant Date Fair Value (in dollars per share)		$ 4.66